Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Compensation [Abstract]
Schedule of Stock Option Activities

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual term	Fair Value
Outstanding, June 30, 2023	742,762	0.18	0.05	$829,686
Exercisable, June 30, 2023	742,762	0.18	0.05	$829,686
Granted	—	—	—	—
Forfeited	(12,125)	0.16	—	(72,249)
Exercised	—	—	—	—
Outstanding, June 30, 2024	730,637	0.18	—	$757,437
Exercisable, June 30, 2024	730,637	0.18	—	$757,437
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	(730,637)	0.18	—	(757,437)
Outstanding, June 30, 2025	—	—	—	$—
Exercisable, June 30, 2025	—	—	—	$—